Financial Risk Management - Currency risks (Details)	12 Months Ended
	Dec. 31, 2023 € / $	Dec. 31, 2023 € / £ € / $	Dec. 31, 2022 € / $	Dec. 31, 2022 € / £ € / $	Dec. 31, 2023 € / £	Dec. 31, 2022 € / £
Financial Risk Management
Average currency rates	0.92484	1.149707	0.9496	1.1727
Currency rates	0.9050	0.9050	0.9376	0.9376	1.1507	1.1275